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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Ste. 210
         Dayton, Ohio 45459

Form 13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth E. Leist
Title:   Director of Operations
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Kenneth E. Leist    Dayton, Ohio     November 14, 2012
---------------------   --------------   ------------------
    [Signature]         [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: 354,929
                               -----------------
                                        (thousands)

List of Other Included Managers: None

                 EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                 SEC FORM 13-F
                                   09/30/12

                                      ITEM #4                           ITEM #6
                                      MARKET                           INVESTMENT                       ITEM #8
ITEM #1            ITEM #2  ITEM #3    VALUE        ITEM #5            DESCRETION       ITEM #7     VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP   (X$1,000) QUANTITY  SH/ PRN   SOLE    SHARED OTHER MANAGERS   SOLE    SHARED OTHER
--------------     ------- --------- --------- --------- ------- --------- ------ ----- -------- --------- ------ -----
Abbott
  Laboratories     Common  002824100     375       5,464    Sh       5,464  N/A    N/A    N/A        5,464  N/A    N/A
Alpha Natural      Conv
                   Bond    02076XAA0     263     300,000   Prn     300,000  N/A    N/A    N/A      300,000  N/A    N/A
Altria Group Inc   Common  02209S103     255       7,635    Sh       7,635  N/A    N/A    N/A        7,635  N/A    N/A
America Movil
  SAB de CV        Common  02364W105     376      14,784    Sh      14,784  N/A    N/A    N/A       14,784  N/A    N/A
American
  International
  Group            Common  026874784   8,925     272,180    Sh     272,180  N/A    N/A    N/A      272,180  N/A    N/A
American River
  Bankshares       Common  029326105   1,775     233,587    Sh     233,587  N/A    N/A    N/A      233,587  N/A    N/A
Anadarko
  Petroleum
  Corp             Common  032511107     336       4,810    Sh       4,810  N/A    N/A    N/A        4,810  N/A    N/A
Annaly Capital     Conv
                   Bond    035710AA0   1,271   1,000,000   Prn   1,000,000  N/A    N/A    N/A    1,000,000  N/A    N/A
Annaly Capital
  Management
  Inc              Common  035710409     337      20,020    Sh      20,020  N/A    N/A    N/A       20,020  N/A    N/A
Aviat Networks
  Inc.             Common  05366Y102     109      46,000    Sh      46,000  N/A    N/A    N/A       46,000  N/A    N/A
Berkshire
  Hathaway Inc
  Cl-B             Common  084670702  15,256     172,965    Sh     172,965  N/A    N/A    N/A      172,965  N/A    N/A
Boston Private
  Financial
  Holdings Inc     Common  101119105     158      16,430    Sh      16,430  N/A    N/A    N/A       16,430  N/A    N/A
Bristol-Myers
  Squibb Co        Common  110122108     222       6,584    Sh       6,584  N/A    N/A    N/A        6,584  N/A    N/A
CableVision
  Systems Corp     Common  12686C109   4,039     254,811    Sh     254,811  N/A    N/A    N/A      254,811  N/A    N/A
CenturyLink,
  Inc.             Common  156700106     256       6,346    Sh       6,346  N/A    N/A    N/A        6,346  N/A    N/A
Ceradyne Inc -     Conv
  Putable at 100   Bond    156710AA3     998   1,000,000   Prn   1,000,000  N/A    N/A    N/A    1,000,000  N/A    N/A
Charles River
  Laboratories
  International    Conv
  Inc              Bond    159864AB3   1,498   1,475,000   Prn   1,475,000  N/A    N/A    N/A    1,475,000  N/A    N/A
Cincinnati
  Financial
  Corp             Common  172062101     339       8,939    Sh       8,939  N/A    N/A    N/A        8,939  N/A    N/A
Cintas Corp        Common  172908105     284       6,862    Sh       6,862  N/A    N/A    N/A        6,862  N/A    N/A
Citigroup Inc      Common  172967424   6,861     209,693    Sh     209,693  N/A    N/A    N/A      209,693  N/A    N/A
Coca-Cola Co       Common  191216100     238       6,282    Sh       6,282  N/A    N/A    N/A        6,282  N/A    N/A
Coleman Cable
  Inc              Common  193459302     363      37,605    Sh      37,605  N/A    N/A    N/A       37,605  N/A    N/A
Comcast Corp       Common  20030n101  11,358     317,747    Sh     317,747  N/A    N/A    N/A      317,747  N/A    N/A
Comtech
  Telecomm -       Conv
  Putable at 100   Bond    205826AF7   1,480   1,400,000   Prn   1,400,000  N/A    N/A    N/A    1,400,000  N/A    N/A
Consol Energy
  Inc              Common  20854P109   5,498     182,975    Sh     182,975  N/A    N/A    N/A      182,975  N/A    N/A
Danaher Corp       Common  235851102     314       5,690    Sh       5,690  N/A    N/A    N/A        5,690  N/A    N/A
Dell Inc           Common  24702R101   6,277     636,909    Sh     636,909  N/A    N/A    N/A      636,909  N/A    N/A
Exxon Mobil
  Corp             Common  30231G102     391       4,281    Sh       4,281  N/A    N/A    N/A        4,281  N/A    N/A
Fair Isaac & Co    Common  303250104   1,638      37,005    Sh      37,005  N/A    N/A    N/A       37,005  N/A    N/A
FBR & Co           Common  30247C301      65      21,092    Sh      21,092  N/A    N/A    N/A       21,092  N/A    N/A
First Financial
  Bancorp
  Warrants         Warrant 320209117     398      72,220    Sh      72,220  N/A    N/A    N/A       72,220  N/A    N/A
General Electric
  Co               Common  369604103     372      16,374    Sh      16,374  N/A    N/A    N/A       16,374  N/A    N/A
Genworth
  Financial Inc
  Cl-A             Common  37247d106     263      50,278    Sh      50,278  N/A    N/A    N/A       50,278  N/A    N/A
Goldman Sachs
  Group Inc        Common  38141G104   6,886      60,572    Sh      60,572  N/A    N/A    N/A       60,572  N/A    N/A
Google Inc         Common  38259P508  13,745      18,218    Sh      18,218  N/A    N/A    N/A       18,218  N/A    N/A
Hartford
  Financial
  Service Group
  Warrants         Warrant 416515120   3,451     309,270    Sh     309,270  N/A    N/A    N/A      309,270  N/A    N/A
Hewlett Packard
  Co               Common  428236103   4,178     244,904    Sh     244,904  N/A    N/A    N/A      244,904  N/A    N/A
Horsehead
  Holding Corp     Common  440694305   5,165     551,861    Sh     551,861  N/A    N/A    N/A      551,861  N/A    N/A
Illinois Tool
  Works Inc        Common  452308109   9,410     158,226    Sh     158,226  N/A    N/A    N/A      158,226  N/A    N/A
Imperial
  Holdings         Common  452834104     989     290,075    Sh     290,075  N/A    N/A    N/A      290,075  N/A    N/A
iShares Barclays
  1-3 Year Cr      Etf     464288646   3,426      32,390    Sh      32,390  N/A    N/A    N/A       32,390  N/A    N/A
iShares Barclays
  Aggregate        Etf     464287226   1,815      16,141    Sh      16,141  N/A    N/A    N/A       16,141  N/A    N/A
Jefferies Group    Common  472319102     233      16,985    Sh      16,985  N/A    N/A    N/A       16,985  N/A    N/A
Jefferies Group -  Conv
  Putable at 100   Bond    472319AG7   1,966   2,040,000   Prn   2,040,000  N/A    N/A    N/A    2,040,000  N/A    N/A
Johnson &
  Johnson          Common  478160104  12,916     187,438    Sh     187,438  N/A    N/A    N/A      187,438  N/A    N/A
Key Energy
  Services Inc     Common  492914106   7,125   1,017,927    Sh   1,017,927  N/A    N/A    N/A    1,017,927  N/A    N/A
Kohl's Corp        Common  500255104  12,338     240,879    Sh     240,879  N/A    N/A    N/A      240,879  N/A    N/A
Kroger Co          Common  501044101   7,268     308,737    Sh     308,737  N/A    N/A    N/A      308,737  N/A    N/A
L-3
  Communications
  Corp -
  Callable after   Conv
  2/1/11           Bond    502413AW7   1,604   1,600,000   Prn   1,600,000  N/A    N/A    N/A    1,600,000  N/A    N/A
Leucadia
  National Corp    Common  527288104   9,064     398,410    Sh     398,410  N/A    N/A    N/A      398,410  N/A    N/A
Linear Tech -      Conv
  Putable at 100   Bond    535678AC0   1,300   1,255,000   Prn   1,255,000  N/A    N/A    N/A    1,255,000  N/A    N/A
Live Nation Inc.
  - Putable at     Conv
  100              Bond    538034AB5   1,668   1,700,000   Prn   1,700,000  N/A    N/A    N/A    1,700,000  N/A    N/A
Loews Corp.        Common  540424108   9,439     228,778    Sh     228,778  N/A    N/A    N/A      228,778  N/A    N/A
Massey Energy      Conv
  Co               Bond    576203AJ2   1,543   1,673,000   Prn   1,673,000  N/A    N/A    N/A    1,673,000  N/A    N/A
Mednax Inc         Common  58502B106     237       3,188    Sh       3,188  N/A    N/A    N/A        3,188  N/A    N/A
Medtronic Inc      Conv
                   Bond    585055AM8     828     825,000   Prn     825,000  N/A    N/A    N/A      825,000  N/A    N/A
Microsoft Corp     Common  594918104   7,825     262,921    Sh     262,921  N/A    N/A    N/A      262,921  N/A    N/A
Morgans Hotel      Conv
  GR Convt.        Bond    61748WAB4   1,373   1,500,000   Prn   1,500,000  N/A    N/A    N/A    1,500,000  N/A    N/A
MYR Group Inc      Common  55405W104  13,182     660,744    Sh     660,744  N/A    N/A    N/A      660,744  N/A    N/A
Nash Finch Co.     Conv
                   Bond    631158AD4   1,832   3,950,000   Prn   3,950,000  N/A    N/A    N/A    3,950,000  N/A    N/A
National Presto
  Industries       Common  637215104   9,644     132,333    Sh     132,333  N/A    N/A    N/A      132,333  N/A    N/A
NVR Inc            Common  62944T105  11,928      14,124    Sh      14,124  N/A    N/A    N/A       14,124  N/A    N/A

Orchids Paper Products Co          Common 68572N104  7,187   398,414  Sh   398,414 N/A N/A N/A   398,414 N/A N/A
Orion Marine Group Inc             Common 68628V308 10,047 1,352,247  Sh 1,352,247 N/A N/A N/A 1,352,247 N/A N/A
Park National Corp                 Common 700658107  1,598    22,823  Sh    22,823 N/A N/A N/A    22,823 N/A N/A
Paychex Inc                        Common 704326107    353    10,606  Sh    10,606 N/A N/A N/A    10,606 N/A N/A
Pfizer Inc                         Common 717081103 10,625   427,582  Sh   427,582 N/A N/A N/A   427,582 N/A N/A
Rait Financial Trust - Putable at  Conv
  100                              Bond   749227AA2  1,850 1,940,000 Prn 1,940,000 N/A N/A N/A 1,940,000 N/A N/A
Republic Services Inc              Common 760759100  8,321   302,473  Sh   302,473 N/A N/A N/A   302,473 N/A N/A
Royal Dutch Shell Plc Cl-A         Common 780259206    215     3,093  Sh     3,093 N/A N/A N/A     3,093 N/A N/A
RTI Intl Metals                    Conv
                                   Bond   74973WAA5  2,090 2,001,000 Prn 2,001,000 N/A N/A N/A 2,001,000 N/A N/A
Sandisk Corp.                      Conv
                                   Bond   80004CAD3  1,811 1,600,000 Prn 1,600,000 N/A N/A N/A 1,600,000 N/A N/A
Sirius XM Radio Inc.               Common 82967N108     26    10,034  Sh    10,034 N/A N/A N/A    10,034 N/A N/A
Spectrum Brands Holdings, Inc.     Common 84763R101 11,001   274,961  Sh   274,961 N/A N/A N/A   274,961 N/A N/A
State Bank Financial Corp.         Common 856190103  1,418    86,000  Sh    86,000 N/A N/A N/A    86,000 N/A N/A
Stryker Corp                       Common 863667101  7,764   139,482  Sh   139,482 N/A N/A N/A   139,482 N/A N/A
Synovus Financial Corp             Common 87161C105     45    18,790  Sh    18,790 N/A N/A N/A    18,790 N/A N/A
Thermo Fisher Scientific Inc       Common 883556102  6,506   110,585  Sh   110,585 N/A N/A N/A   110,585 N/A N/A
Tower Group Inc                    Common 891777104  6,542   337,225  Sh   337,225 N/A N/A N/A   337,225 N/A N/A
Tower Group Inc                    Conv
                                   Bond   891777AC8  1,747 1,700,000 Prn 1,700,000 N/A N/A N/A 1,700,000 N/A N/A
Transocean Inc Ser. C - Putable    Conv
  at 100                           Bond   893830AW9    991 1,000,000 Prn 1,000,000 N/A N/A N/A 1,000,000 N/A N/A
Trinity Industries - Putable at    Conv
  100                              Bond   896522AF6  1,570 1,520,000 Prn 1,520,000 N/A N/A N/A 1,520,000 N/A N/A
United Parcel Service Inc Cl-B     Common 911312106  3,589    50,150  Sh    50,150 N/A N/A N/A    50,150 N/A N/A
UniTek Global Services             Common 91324T302  4,675 1,087,105  Sh 1,087,105 N/A N/A N/A 1,087,105 N/A N/A
US Bancorp                         Common 902973304    219     6,379  Sh     6,379 N/A N/A N/A     6,379 N/A N/A
Vantage Drilling Company           Common G93205113     37    20,000  Sh    20,000 N/A N/A N/A    20,000 N/A N/A
Walgreen Co                        Common 931422109 10,580   290,340  Sh   290,340 N/A N/A N/A   290,340 N/A N/A
Wal-Mart Stores Inc                Common 931142103    346     4,691  Sh     4,691 N/A N/A N/A     4,691 N/A N/A
Watson Pharmaceuticals Inc         Common 942683103    257     3,015  Sh     3,015 N/A N/A N/A     3,015 N/A N/A
WellPoint Inc                      Common 94973V107  7,788   134,246  Sh   134,246 N/A N/A N/A   134,246 N/A N/A
Wells Fargo & Co                   Common 949746101  9,665   279,907  Sh   279,907 N/A N/A N/A   279,907 N/A N/A
Williams Controls Inc              Common 969465608    847    80,461  Sh    80,461 N/A N/A N/A    80,461 N/A N/A
Xerox Corp                         Common 984121103    256    34,905  Sh    34,905 N/A N/A N/A    34,905 N/A N/A